Debt (Narrative) (Details) (USD $)	1 Months Ended		0 Months Ended		12 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Mar. 19, 2014	Jul. 28, 2014	Sep. 26, 2014	Aug. 13, 2014	Aug. 14, 2014
Debt Instrument [Line Items]
Aggregate net proceeds	$ 889,300,000
Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		250,000,000
Term of debt instrument		5 years
Letters of credit outstanding					0
Outstanding borrowings, lines of credit					0
Senior Notes | 3.50% Notes
Debt Instrument [Line Items]
Debt instrument, face amount	300,000,000
Stated interest rate	3.50%
Senior Notes | 4.75% Notes
Debt Instrument [Line Items]
Debt instrument, face amount	600,000,000
Stated interest rate	4.75%
Senior Notes | 5.75% Notes
Debt Instrument [Line Items]
Debt instrument, face amount						900,000,000
Stated interest rate						5.75%
Secured Debt | Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount			1,300,000,000
Frequency of interest payment			90 days
Quarterly principal amortization payments			0.25%
Original issue discount, percentage			0.25%
Original issue discount, amount			3,300,000
Secured Debt | Receivable Securitization
Debt Instrument [Line Items]
Maximum borrowing capacity				160,000,000
Variable interest rate				0.80%
Outstanding borrowings, lines of credit					150,000,000
Facility fees for letters of credit				0.35%
Interest rate					0.955%
Debt instrument contingent face amount				300,000,000
Secured Debt | New Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount							700,000,000
Quarterly principal amortization payments							0.25%
Secured Debt | Term Loan and New Term Loan
Debt Instrument [Line Items]
Interest rate					3.50%
Outstanding borrowings, debt					2,000,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			250,000,000
Outstanding borrowings, lines of credit					0
Interest rate					3.00%
Prior to August 1, 2017 | 5.75% Notes
Debt Instrument [Line Items]
Redemption percentage of principal					40.00%
Option A | 5.75% Notes
Debt Instrument [Line Items]
Repurchase percentage					101.00%
Option B | 5.75% Notes
Debt Instrument [Line Items]
Repurchase percentage					100.00%
LIBOR | Line of Credit
Debt Instrument [Line Items]
Variable interest rate					1.50%
LIBOR | Secured Debt | Term Loan
Debt Instrument [Line Items]
Minimum LIBOR			0.75%
Letter of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			150,000,000
Outstanding borrowings, lines of credit					0
Facility fees for letters of credit					0.375%